Schedule of Segment Reporting Information, Revenues by Segment (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 1	$ (3,452,860)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 2	(2,593,743)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 3	(7,675,174)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 4	(8,983,828)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 5	(22,238,917)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 6	(14,876,016)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 7	(2,141,240)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 8	(2,130,697)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 9	(1,358,023)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 10	(14,577,928)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 11	(26,963,357)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 12	(23,909,213)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 13	(3,441,369)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 14	31,271,674
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 15	268,543
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 16	17,420
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 17	76,716
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 18	408,121
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 19	(498,931)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 20	(3,116,777)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 21	(5,858,770)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 22	34,175
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 23	(5,657,988)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 24	0
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 25	(18,466,633)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 26	(4,389,732)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 27	(29,091,319)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 28	(57,844)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 29	(4,305,028)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 30	4,599,559
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 31	(18,524,477)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 32	(8,694,760)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 33	(24,491,760)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 34	0
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 35	1,498,971
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 36	(5,260,538)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 37	(18,524,477)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 38	(7,195,789)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 39	(29,752,298)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 40	353,876
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 41	(308,473)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 42	520,951
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 43	(18,170,601)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 44	(7,504,262)
Consolidated Segment Data Schedule Of Segment Reporting Information, Revenues By Segment 45	$ (29,231,347)